RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	Remaining Recovery/ Settlement Period (years)	2023	2022
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	n/a	2,204	1,817
Operating and debt-service regulatory assets[2]	1	29	2
Pensions and other post-retirement benefits[1,3]	n/a	54	28
Foreign exchange on long-term debt[1,4]	1-6	11	19
Other	n/a	108	111
		2,406	1,977
Less: Current portion included in Other current assets (Note 9)		76	67
		2,330	1,910
Regulatory Liabilities
Pipeline abandonment trust balances[5]	n/a	2,355	2,014
Deferred income taxes – U.S. Tax Reform[6]	n/a	1,137	1,197
Canadian Mainline short-term adjustment and toll-stabilization accounts[7,8]	n/a	437	284
Canadian Mainline bridging amortization account[7]	7	376	429
Cost of removal[9]	n/a	351	337
Deferred income taxes[1]	n/a	198	181
Canadian Mainline long-term adjustment account[7,10]	3	111	149
ANR post-employment and retirement benefits other than pension[11]	n/a	42	43
Operating and debt-service regulatory liabilities[2]	1	23	50
Pensions and other post-retirement benefits[3]	n/a	6	10
Other	n/a	54	99
		5,090	4,793
Less: Current portion included in Accounts payable and other (Note 18)		284	273
		4,806	4,520
1These regulatory assets and liabilities are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets or liabilities are not included in rate base and do not yield a return on investment during the recovery period.
2Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances to be included in determination of rates in the following year.
3These balances represent the regulatory offset to pension plan and other post-retirement benefit obligations to the extent the amounts are expected to be collected from or refunded to customers in future rates.
4Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.
5This balance represents the amounts collected in tolls from customers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.
6The U.S. corporate income tax rate was reduced from 35 per cent to 21 per cent in 2017 as a result of H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). This U.S. regulated operations balance, where applicable, represents established regulatory liabilities driven by 2018 FERC prescribed changes related to U.S. Tax Reform being amortized over varying terms that approximate the expected reversal of the underlying deferred tax liabilities that gave rise to the regulatory liabilities.
7These regulatory accounts are used to capture revenue and cost variances plus toll-stabilization adjustments during the 2015-2030 settlement term.
8Under the terms of the 2021-2026 Mainline Settlement, a portion of the STAA account commenced amortization in 2023 as predetermined thresholds were met, over the terms outlined per the settlement agreement.
9This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated operations for future costs to be incurred.
10Under the terms of the 2021-2026 Mainline Settlement, $223 million is amortized over the six-year settlement term.
11This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved rate settlement, the $42 million (US$32 million) balance at December 31, 2023 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.